CONVERTIBLE BONDS - Schedule of recognition and movements of convertible bonds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Interest paid (cash flow)	$ (4,046)	$ (3,952)	$ (4,448)
2025 Convertible Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings at the beginning of the period	133,386	140,886
Interest paid (cash flow)	(4,046)	(3,952)
Amortization transaction cost	830	784
Accrued interest	4,046	3,952
Currency translation	4,206	(8,284)
Borrowings at the end of the period	138,422	133,386	$ 140,886
Current portion	1,824	1,768
Non-current portion	$ 136,598	$ 131,618